RANSON UNIT INVESTMENT TRUSTS, SERIES 112
                            GNMA PORTFOLIO, SERIES 13

                SUPPLEMENT TO THE PROSPECTUS DATED JUNE 21, 2001

     Notwithstanding anything to the contrary in the prospectus, the sales fee applicable to purchases of units of GNMA Portfolio, Series 13 will be as set forth in the following table if you purchase units with redemption or termination proceeds from any other Ranson unit investment trust. In order to qualify for these sales fees, your unit redemption or trust termination must occur on the same day that you purchase units of GNMA Portfolio, Series 13. These sales fees apply only during the initial offering period of GNMA Portfolio, Series 13.

                   If you purchase:          Your sales fee
                                                will be:
                 -------------------         --------------
                 Less than $100,000               2.50%
                 $100,000 - $249,999              2.30
                 $250,000 - $499,999              2.00
                 $500,000 - $999,999              1.75
                 $1,000,000 or more               1.50

     Notwithstanding anything to the contrary in the prospectus, in connection with the transactions described above, broker-dealers and other firms selling units will receive a distribution fee as follows:

                 If a firm distributes:       It will earn:
                 ----------------------      --------------
                 Less than $100,000               1.50%
                 $100,000 - $249,999              1.40
                 $250,000 - $499,999              1.30
                 $500,000 - $999,999              1.00
                 $1,000,000 or more               0.75

     In connection with the transactions described above, the table set forth below shall replace the table describing additional volume discounts which appears in the lower left hand column of page 14 of the prospectus. The existing table which appears in the lower left hand column of page 14 of the prospectus will continue to apply to all other unit purchase transactions.

           If a firm has firm sales
           or sales arrangements of
             $250,000 or more, for
           trades of these amounts:           It will earn:
          -------------------------          --------------
          Less than $100,000                      1.55%
          $100,000 - $249,999                     1.45
          $250,000 - $499,999                     1.35
          $500,000 - $999,999                     1.05
          $1,000,000 or more                      0.80

Supplement Dated:  August 22, 2001